ENTITY WIDE DISCLOSURES (Details 1) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 563	$ 477		$ 2,310		$ 2,818
Sales [Member]
Segment Reporting Information [Line Items]
Revenues	563	477		2,310		2,818
Sales [Member] | MGuard [Member]
Segment Reporting Information [Line Items]
Revenues	320	60		1,607	[1]	2,797	[1]
Sales [Member] | Cguard [Member]
Segment Reporting Information [Line Items]
Revenues	$ 243	$ 417	[2]	$ 703		$ 21

[1]	Includes revenue from sales of both MGuard Prime and MGuard.
[2]	The three months ended March 31, 2015 include revenue from sales of both MGuard Prime and MGuard.